Segment information	12 Months Ended
Dec. 31, 2015
Segment information

15. Segment information

Effective January 1, 2015, the company changed the grouping of certain of its classes of products and services. As a result, certain revenue (principally company technology products) previously reported in the company’s Services segment is now reported in its Technology segment. As a result, prior-periods segment revenue and cost of sales, as well as customer revenue by classes of similar products and services, have been reclassified to conform to the current-year period.

The company has two business segments: Services and Technology. Revenue classifications within the Services segment are as follows:

•

Cloud & infrastructure services. This represents revenue from work the company performs in the data center and cloud area, technology consulting and technology-based systems integration projects, as well as global service desks and global field services.

•	Application services. This represents revenue from application managed services and application development, maintenance and support work.

•	Business processing outsourcing (BPO) services. This represents revenue from the management of clients’ specific business processes.

The accounting policies of each business segment are the same as those followed by the company as a whole. Intersegment sales and transfers are priced as if the sales or transfers were to third parties. Accordingly, the Technology segment recognizes intersegment revenue and manufacturing profit on hardware and software shipments to customers under Services contracts. The Services segment, in turn, recognizes customer revenue and marketing profits on such shipments of company hardware and software to customers. The Services segment also includes the sale of hardware and software products sourced from third parties that are sold to customers through the company’s Services channels. In the company’s consolidated statements of income, the manufacturing costs of products sourced from the Technology segment and sold to Services customers are reported in cost of revenue for Services.

Also included in the Technology segment’s sales and operating profit are sales of hardware and software sold to the Services segment for internal use in Services engagements. The amount of such profit included in operating income of the Technology segment for the years ended December 31, 2015, 2014 and 2013 was $9.2 million, $17.0 million and $6.0 million, respectively. The profit on these transactions is eliminated in Corporate.

The company evaluates business segment performance based on operating income exclusive of pension income or expense, restructuring charges and unusual and nonrecurring items, which are included in Corporate. All other corporate and centrally incurred costs are allocated to the business segments based principally on revenue, employees, square footage or usage.

No single customer accounts for more than 10% of revenue. Revenue from various agencies of the U.S. Government, which is reported in both business segments, was approximately $569 million, $529 million and $512 million in 2015, 2014 and 2013, respectively.

Corporate assets are principally cash and cash equivalents, prepaid postretirement assets and deferred income taxes. The expense or income related to corporate assets is allocated to the business segments.

Customer revenue by classes of similar products or services, by segment, is presented below:

Year ended December 31 (millions)	2015	2014	2013

Services
Cloud & infrastructure services	$1,513.1	$1,704.9	$1,772.4
Application services	868.9	819.8	824.7

BPO services	223.6	261.0	252.9
	2,605.6	2,785.7	2,850.0
Technology	409.5	570.7	606.5
Total	$3,015.1	$3,356.4	$3,456.5

Presented below is a reconciliation of segment operating income to consolidated income (loss) before income taxes:

Year ended December 31 (millions)	2015	2014	2013
Total segment operating income	$174.9	$233.6	$307.5
Interest expense	(11.9)	(9.2)	(9.9)
Other income (expense), net	8.2	(.2)	9.8
Cost reduction charges	(118.5)	–	–
Corporate and eliminations	(111.5)	(78.7)	(88.0)
Total income (loss) before income taxes	$(58.8)	$145.5	$219.4

Presented below is a reconciliation of total business segment assets to consolidated assets:

December 31 (millions)	2015	2014	2013
Total segment assets	$1,486.0	$1,533.8	$1,530.5
Cash and cash equivalents	365.2	494.3	639.8
Deferred income taxes	138.6	171.0	136.4
Prepaid postretirement assets	45.1	19.9	83.7
Other corporate assets	108.3	129.7	119.6
Total assets	$2,143.2	$2,348.7	$2,510.0

A summary of the company’s operations by business segment for 2015, 2014 and 2013 is presented below:

(millions)	Total	Corporate	Services	Technology
2015
Customer revenue	$3,015.1		$2,605.6	$409.5
Intersegment		$(49.0)	.1	48.9
Total revenue	$3,015.1	$(49.0)	$2,605.7	$458.4
Operating income (loss)	$(55.1)	$(230.0)	$61.2	$113.7
Depreciation and amortization	180.1		104.8	75.3
Total assets	2,143.2	657.2	1,081.7	404.3
Capital expenditures	213.7	1.9	143.3	68.5

2014
Customer revenue	$3,356.4		$2,785.7	$570.7
Intersegment		$(58.4)	.3	58.1
Total revenue	$3,356.4	$(58.4)	$2,786.0	$628.8
Operating income	$154.9	$(78.7)	$96.0	$137.6
Depreciation and amortization	168.6		103.2	65.4
Total assets	2,348.7	814.9	1,099.2	434.6
Capital expenditures	212.8	4.9	133.8	74.1

2013
Customer revenue	$3,456.5		$2,850.0	$606.5
Intersegment		$(37.2)	1.7	35.5
Total revenue	$3,456.5	$(37.2)	$2,851.7	$642.0
Operating income	$219.5	$(88.0)	$138.2	$169.3
Depreciation and amortization	159.6		91.8	67.8
Total assets	2,510.0	979.5	1,126.7	403.8
Capital expenditures	151.4	2.9	78.8	69.7

Geographic information about the company’s revenue, which is principally based on location of the selling organization, properties and outsourcing assets, is presented below:

Year ended December 31 (millions)	2015	2014	2013
Revenue
United States	$1,454.9	$1,378.1	$1,370.6
United Kingdom	375.8	435.4	414.0
Other foreign	1,184.4	1,542.9	1,671.9
Total	$3,015.1	$3,356.4	$3,456.5
Properties, net
United States	$96.9	$111.9	$112.4
United Kingdom	18.8	22.0	24.7
Other foreign	38.1	34.8	37.6
Total	$153.8	$168.7	$174.7
Outsourcing assets, net
United States	$119.4	$99.7	$56.2
United Kingdom	36.6	25.8	28.1
Other foreign	26.0	25.4	31.2
Total	$182.0	$150.9	$115.5